Subsequent Events (Detail) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 07, 2020 USD ($) $ / shares shares	Apr. 02, 2020 $ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Jan. 31, 2020 ft²	Sep. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Subsequent Event [Line Items]
Shares issued (in shares) | shares						10,817,348		9,950,154
Net proceeds from issuance of convertible preferred units | $						$ 14,228	$ 0	$ 81,876	$ 9,456
Common stock, shares authorized (in shares) | shares								250,000,000	250,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001
Series C Preferred Units
Subsequent Event [Line Items]
Shares issued (in shares) | shares			867,194		4,847,106	5,714,300		4,847,106
Par value per share (in dollars per share) | $ / shares			$ 17.50		$ 17.50	$ 17.5		$ 17.50
Gross proceeds from issuance of convertible preferred units | $			$ 15,200		$ 84,800
Net proceeds from issuance of convertible preferred units | $			14,200		81,900
Issuance costs of financing | $			$ 1,000		$ 2,900
Subsequent Event
Subsequent Event [Line Items]
Area of land | ft²				36,955
Lease description				The targeted lease commencement date is January 2021 and will continue for 120 months thereafter. The lease is subject to approximately 3% annual increases throughout the term of the lease.
Percentage of Annual lease incremental				3.00%
Extention lease term description				The agreement contains extension rights allowing us to extend the term of the lease for five years at the then market rate.
Issuance costs of financing | $	$ 17,600
Common stock, shares authorized (in shares) | shares		250,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Preferred stock, shares authorized (in shares) | shares		10,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.001
Proceeds from initial public offering | $	190,000
Subsequent Event | IPO
Subsequent Event [Line Items]
Issuance costs of financing | $	17,600
Stock issued (in dollars per share) | $ / shares		$ 18.00
Proceeds from initial public offering | $	$ 190,000
Subsequent Event | Common Stock | Corporate Conversion
Subsequent Event [Line Items]
Stock issued (in shares) | shares		0
Subsequent Event | Common Stock | IPO
Subsequent Event [Line Items]
Stock issued (in dollars per share) | $ / shares	$ 18.00
Stock issued upon conversion of units (in shares) | shares		25,288,854
Stock issued (in shares) | shares	10,557,000
Stock issued (in dollars per share) | $ / shares	$ 18.00
Subsequent Event | Common Stock | Underwriters
Subsequent Event [Line Items]
Stock issued (in shares) | shares	1,377,000
Stock issued (in dollars per share) | $ / shares	$ 18.00
Subsequent Event | Restricted Common Stock | IPO
Subsequent Event [Line Items]
Stock issued upon conversion of units (in shares) | shares		1,160,277
Subsequent Event | Series C Preferred Units
Subsequent Event [Line Items]
Shares issued (in shares) | shares			867,194
Par value per share (in dollars per share) | $ / shares			$ 17.50
Gross proceeds from issuance of convertible preferred units | $			$ 15,200
Net proceeds from issuance of convertible preferred units | $			14,200
Issuance costs of financing | $			$ 1,000